Form N-1A Cover	Jul. 22, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 22, 2025
Prospectus Date	Jul. 22, 2025